RELATED PARTY DISCLOSURE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Due from related parties	$ 10	$ 11
Due to related parties	$ 7	$ 10
Silicon Manufacturing Partners Pte Ltd. (“SMP”)
Disclosure of transactions between related parties [line items]
Voting rights (as a percent)	49.00%